Cash and Cash Equivalents - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 7,651	¥ 1,350
RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 6,658	¥ 547